Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended						12 Months Ended
	Mar. 10, 2023	Mar. 09, 2023	Feb. 07, 2023	Feb. 03, 2023	Jan. 13, 2023	Jan. 09, 2023	Oct. 10, 2022	Nov. 22, 2020	Apr. 30, 2023	Apr. 27, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 25, 2023	Oct. 19, 2022	Dec. 31, 2022	Mar. 23, 2023	Nov. 03, 2022
Subsequent Events (Details) [Line Items]
Class A common stock (in Shares)							11,496,868	423,053						11,496,868
Tranche C Notes description															Between January 13, 2023 and February 7, 2023, the Investors exercised 25,080,851 NPA ATW Warrants using an exercise price of $0.23 per share into 20,040,709 shares of Class A Common Stock.
Cash proceed															$ 4,100
Vested shares (in Shares)															1,448,697
Grant date value per share (in Dollars per share)															$ 2,700,000
Granted shares (in Shares)															9,094,405
Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)															900,000,000		825,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)															1,775,000,000		900,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity market capitalization					$ 3,000,000
Subsequent Event, Description													On January 25, 2023, FFIE entered into a Limited Consent and Amendment No. 5 to the SPA (“Fifth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun as purchaser, pursuant to which Senyun agreed to purchase 10.0 million in principal amount of additional SPA Notes no later than January 27, 2023, which 10.0 million amount was funded on January 26, 2023. Pursuant to the Fifth Amendment, FFIE also agreed (a) to use commercially reasonable efforts to file an amendment to the Company’s registration statement (File No. 333-268972) no later than January 29, 2023 and to seek effectiveness of such registration statement on or prior to February 10, 2023, which effectiveness notice was received on February 8, 2023; (b) to use commercially reasonable efforts to file an additional registration statement on Form S-1 registering the re-sale by Senyun of all remaining shares of Class A Common Stock underlying Senyun’s SPA Notes and SPA Warrants no later than February 10, 2023 and to seek effectiveness of such additional registration statement as promptly as practicable thereafter (which registration statement was eventually filed on February 13, 2023); (c) to honor the conversion notice submitted by Senyun on January 18, 2023, and to reserve sufficient shares of Class A Common Stock to satisfy the conversion and exercise of all of Senyun’s SPA Notes and SPA Warrants to the extent FFIE has sufficient authorized but unissued or uncommitted shares of Class A Common Stock. The notes subjected to the January 18, 2023 conversion notice were issued in February 2023.
Amount paid				$ 135,000
Stockholder approval description				The Tranche C Notes constitute SPA Notes and, among others, are issuable at 10% original issue discount and have a $1.05 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, five year interest make-whole (calculated using the greater of (x) $0.21 per share of Common Stock and (y) 90% of the lowest VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock), which entitle the lenders to receive all interest that accrued and would have accrued on their converted notes had they been held to maturity, 10% per annum interest rate (or 15% if paid in Common Stock subject to certain conditions). As part of the Sixth Amendment, the Company agreed to issue warrants, which constitute SPA Warrants, to purchase number of shares of Common Stock equal to 33% of such purchaser’s conversion shares, with an exercise price equal to $1.05 per share, subject to full ratchet anti-dilution price protection and other adjustments and a seven year termination date. Each purchaser also has the option to purchase a certain amount of additional notes and warrants from time to time for twelve months from the effective date of the Sixth Amendment (“Tranche D Notes”). The Company received gross proceeds of $70.0 million as part of the Sixth Amendment ($62.2 million net of original issue discount and transaction costs).
Purchase additional												20.00%
Gross proceeds												$ 18,000
Original issuance discount												$ 16,200
Aggregate investment amount		$ 50,000
Aggregate of principal amount	$ 77,800
Maximum conversion price (in Dollars per share)	$ 1.05
Minimum conversion price (in Dollars per share)	$ 0.21
Gross proceeds received																$ 40,000
Net of original issue discount and transaction costs																$ 5,000
Grant date value per share (in Dollars per share)											$ 0.35
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)												815,000,000
Subsequent Event [Member] | Minimum [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares authorized (in Shares)												900,000,000
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)												1,690,000,000
Subsequent Event [Member] | Maximum [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares authorized (in Shares)												1,775,000,000
Subsequent Event [Member] | Amended ATW Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount						$ 23,500
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion of shares (in Shares)	350,275,258
Subsequent Event [Member] | Class A Common Stock [Member] | Amended ATW Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Class A common stock (in Shares)						78,342,565
Subsequent Event [Member] | Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)						$ 0.89
Subsequent Event [Member] | Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)						$ 1.05
Forecast [Member]
Subsequent Events (Details) [Line Items]
Grant date value per share (in Dollars per share)										$ 0.27
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vested shares (in Shares)											820,744
Restricted Stock Units (RSUs) [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Vested shares (in Shares)									820,744
Granted shares (in Shares)										386,574
FFIE [Member] | Class A Common Stock [Member] | SPA Warrants [Member]
Subsequent Events (Details) [Line Items]
Exchage agreement decription															(i) the provision under the ATW NPA Warrants and SPA Warrants then-issued that allowed investors to receive the right to purchase additional shares in connection with down round financings was removed, (ii) the ATW NPA Warrants and FF Simplicity’s SPA Warrants then issued, exercisable for an aggregate of 198,129,990 shares of Class A Common Stock, were exchanged for a combination of new warrants, exercisable at $0.23 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 42,489,346 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $25.0 million, and (ii) Senyun’s SPA Warrants then issued, exercisable for an aggregate amount of 276,270,842 shares of Class A Common Stock, were exchanged for a combination of new warrants, each exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 48,000,000 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $16.0 million (collectively with the notes issued pursuant to clause (ii), the “exchange Notes”). The Exchange Notes are convertible at a conversion rate calculated at the lesser of (a) 90% of the VWAP for the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock or (b) the greater of (x) $0.21 per share of Common Stock and (y) 90% of the average VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock. The Exchange Notes will constitute SPA Notes, except: (i) the holders thereof do not have the option under the SPA to purchase certain additional SPA Notes within 24 months from the effective date of the Sixth Amendment; (ii) such notes are not subject to any prepayment premium or penalty applicable to other SPA Notes; (iii) such notes are not subject to an original discount of 10%; and (iv) such notes are not entitled to the most favorable terms granted to other SPA Notes purchased simultaneously or after the purchase of such notes. Such notes are prepayable and redeemable at par at any time by FFIE upon fifteen days’ prior written notice.
FFIE [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)			31,087,999		31,087,999
FF Simplicity [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)			35,314,752		35,314,752
Senyun [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)			0.23		0.23
Tranche B SPA Funding [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds											$ 20,000
Original issuance discount											16,700
Tranche B SPA Funding [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds									$ 20,000
Original issuance discount									16,700
Tranche C SPA Funding [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds											43,000
Original issuance discount											$ 37,700
Tranche C SPA Funding [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds									43,000
Original issuance discount									$ 37,700